Cash and Cash Equivalents and Restricted Cash (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted cash	$ 310	$ 10
Cash and cash equivalents and restricted cash	78,851	137,851	$ 111,184	$ 78,727
Continuing Operations [Member]
Cash on hand and at banks	32,851	53,323
Short-term deposits and highly liquid funds	45,690	44
Restricted cash	310	10
Cash and cash equivalents and restricted cash	$ 78,851	$ 53,377